Summary of accounting policies (Policies)	6 Months Ended
Sep. 30, 2014
Summary of accounting policies
Description of business

Description of business—

Nomura Holdings, Inc. (the “Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these interim consolidated financial statements.

Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Asset Management and Wholesale.

In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management segment, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale segment, Nomura is engaged in the sales and trading of debt and equity securities and currencies on a global basis to various institutions, provides investment banking services such as the underwriting of bonds and equities as well as mergers and acquisitions and financial advice and invests in private equity businesses and seeks to maximize returns on the investments by increasing the corporate value of investee companies.

The accounting and financial reporting policies of Nomura conform to U.S. generally accepted accounting principles (“U.S. GAAP”) as applicable to broker dealers. A summary of the significant accounting policies applied by Nomura within these interim consolidated financial statements is provided within in the notes to the consolidated financial statements of Nomura’s annual report on Form 20-F for the year ended March 31, 2014 as filed on June 26, 2014.

New accounting pronouncements adopted during the current year

New accounting pronouncements recently adopted—

No new accounting pronouncements relevant to Nomura were adopted during the three months ended September 30, 2014.

The following new accounting pronouncements relevant to Nomura were adopted during the three months ended June 30, 2014:

Release of cumulative translation adjustment amounts

In March 2013, the FASB issued amendments to ASC 810-10 “Consolidation—Overall” (“ASC 810-10”) and ASC 830-30 “Foreign Currency Matters—Translation of Financial Statements” (“ASC 830-30”) through issuance of ASU 2013-05 “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (“ASU 2013-05”). The amendments resolve diversity in practice about whether guidance in ASC 810-10 or ASC 830-30 applies to the release of cumulative translation adjustment (“CTA”) amounts into earnings when a parent sells part or all of its investment in a foreign entity (or no longer holds a controlling financial interest in a subsidiary).

ASU 2013-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013 with early adoption permitted.

Nomura adopted ASU 2013-05 from April 1, 2014 and these amendments did not have a material impact on these consolidated financial statements.

Investment companies

In June 2013, the FASB issued amendments to ASC 946 “Financial Services—Investment Companies” (“ASC 946”) through issuance of ASU 2013-08 “Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 modifies the guidance under ASC 946 for determining whether an entity is an investment company, which is an entity that is required to measure its investments at fair value, including controlling financial interests in investees that are not investment companies. ASU 2013-08 also requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value rather than using the equity method of accounting, and requires certain additional disclosures including information about financial support provided, or contractually required to be provided, by an investment company to any of its investees.

ASU 2013-08 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013 with early adoption prohibited.

Nomura adopted ASU 2013-08 from April 1, 2014 and these amendments did not have a material impact on these consolidated financial statements.

Future accounting developments

Future accounting developments—

The following new accounting pronouncements relevant to Nomura will be adopted in future periods:

Reporting Discontinued Operations

In April 2014, the FASB issued amendments to ASC 205, “Presentation of Financial Statements” (“ASC 205”) and ASC 360 “Property, Plant and Equipment” (“ASC 360”) through issuance of ASU 2014-08, “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity,” (“ASU 2014-08”). ASU 2014-08 changes the criteria for discontinued operations reporting with the intention of less disposals qualifying and also introduces new presentation and disclosure requirements.

ASU 2014-08 is effective prospectively for all disposals or expected disposals classified as held for sale that occur within annual periods beginning on or after December 15, 2014 and interim periods within those years. Early adoption is permitted, but only for disposals or expected disposals classified as held for sale that have not been reported in financial statements previously issued or available for issue.

Nomura currently plans to adopt ASU 2014-08 from April 1, 2015 and does not expect these amendments to have a material impact on these consolidated financial statements.

Revenue Recognition

In May 2014, the FASB issued ASC 606 “Revenue from Contracts with Customers” (“ASC 606”) as well as amendments to other pronouncements, including ASC 350 “Intangibles—Goodwill and Other”, ASC 360 “Property, Plant, and Equipment”, and ASC 605-35 “Revenue Recognition—Construction-Type and Production-Type Contracts” through issuance of ASU 2014-09 “Revenue from Contracts with Customers” (“ASU 2014-09”). ASU 2014-09 replaces existing revenue recognition guidance in ASC 605 “Revenue Recognition”, replaces certain other industry-specific revenue recognition guidance, specifies the accounting for certain costs to obtain or fulfill a contract with a customer and provides recognition and measurement guidance in relation to sales of non-financial assets. The core principle of ASU 2014-09 is to depict the transfer of goods or services to customers at an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services. It provides guidance on how to achieve this core principle, including how to identify contracts with customers and separate performance obligations in the contract, how to determine and allocate the transaction price to such performance obligations and how to recognize revenue when a performance obligation has been satisfied.

ASU 2014-09 is effective for annual reporting periods, and interim periods within those reporting periods, beginning after December 15, 2016 with early adoption prohibited.

Nomura will adopt ASU 2014-09 from April 1, 2017 and is currently evaluating the potential impact it may have on these consolidated financial statements.

Repurchase agreements and similar transactions

In June 2014, the FASB issued amendments to ASC 860 “Transfers and Servicing” (“ASC 860”) through issuance of ASU 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”). These amendments change the accounting for repurchase-to-maturity transactions which are repurchase agreements where the maturity of the security transferred as collateral matches the maturity of the repurchase agreement. Under ASU 2014-11, all repurchase-to-maturity transactions will be accounted for as secured borrowing transactions in the same way as other repurchase agreements rather than as sales of a financial asset and forward commitment to repurchase. The amendments also change the accounting for repurchase financing arrangements which are transactions involving the transfer of a financial asset to a counterparty executed contemporaneously with a reverse repurchase agreement with the same counterparty. Under ASU 2014-11, all repurchase financings will now be accounted for separately, which will result in secured lending accounting for the reverse repurchase agreement. ASU 2014-11 also introduces new disclosure requirements regarding repurchase agreements and securities lending transactions as well as certain other transactions which involve the transfer of financial assets accounted for as sales and where the transferor retains substantially all of the exposure to the economic return on the transferred assets.

ASU 2014-11 is effective for interim or annual periods beginning after December 15, 2014 with early adoption prohibited. As of adoption date, the accounting for all outstanding repurchase-to-maturity transactions and repurchase financing arrangements is adjusted by means of a cumulative-effect adjustment to the balance sheet and retained earnings.

Nomura will adopt ASU 2014-11 from January 1, 2015 and is currently evaluating the potential impact it may have on these consolidated financial statements.

Stock compensation

In June 2014, the FASB issued amendments to ASC 718 “Compensation—Stock Compensation” (“ASC 718”) through issuance of ASU 2014-12 “Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period” (“ASU 2014-12”). ASU 2014-12 requires a performance target that affects vesting and that could be achieved after the requisite service period be accounted for as a performance condition based on the existing guidance in ASC 718 rather than as a nonvesting condition that affects the grant-date fair value of the award.

ASU 2014-12 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2015 with early adoption permitted. ASU 2014-12 may be applied either by prospectively or retrospectively.

Nomura currently plans to adopt ASU 2014-12 from April 1, 2016 and does not expect these amendments to have a material impact on these consolidated financial statements.

Measurement of the financial assets and the financial liabilities of collateralized financing entities

In August 2014, the FASB issued amendments to ASC 810 “Consolidation” (“ASC 810”) through issuance of ASU 2014-13 “Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity” (“ASU 2014-13”). ASU 2014-13 provides an alternative to ASC 820 “Fair Value Measurements and disclosures” (“ASC 820”) for measuring the fair value of financial assets and the financial liabilities of a consolidated collateralized financing entity. When the measurement alternative is elected, either the fair value of the financial assets or the fair value of the financial liabilities is measured, depending upon which is more observable, with the value of the other side imputed, thus eliminating differences that can arise when each is measured separately.

ASU 2014-13 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2015 with early adoption permitted.

Nomura currently plans to adopt ASU 2014-13 from April 1, 2016 and is currently evaluating the potential impact it may have on these consolidated financial statements.